Other Financial Information (Schedule Of Ethanol Sales And Other Revenue) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Financial Information [Abstract]
Sales of ethanol and related plant products	$ 48,789	$ 65,846	$ 269,254	$ 290,158	$ 207,266
Renewable Identification Numbers (RINs) sales	17,593	13,301	91,391	8,830	2,924
Other	883	764	2,907	2,988	6,614
Total ethanol sales and other revenue	$ 67,265	$ 79,911	$ 363,552	$ 301,976	$ 216,804